REGULATORY FRAMEWORK - Universal Service Regulation (Details) - ARS ($) $ in Millions		12 Months Ended
	May 31, 2016	Dec. 31, 2018	Oct. 01, 2012	Sep. 13, 2012	Jan. 31, 2011
Regulatory framework
Contribution to SU Fund, percentage		1.00%
Unrecorded accounts receivable		$ 3,998
Investments included in the unrecorded accounts receivable		3,849
Deductions included in the unrecorded accounts receivable		$ 1,194
Deposit payable, as required by the CNC				$ 208
Personal
Regulatory framework
Deposits with the Bank, SU					$ 112
Deposits with the CNC, under protest			$ 23
Minimum
Regulatory framework
Minimum percentage of teledensity required for not providing contribution to SU fund		15.00%
ICT Services
Regulatory framework
Contribution to SU Fund, percentage	1.00%	1.00%